Property And Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Operating leased renewal period of land and buildings	3 years
Net carrying value lease asset	$ 728
Annual lease and rental income	$ 41